Marketable Securities (Details Narrative)																															1 Months Ended												3 Months Ended					6 Months Ended			9 Months Ended		12 Months Ended
	May 04, 2023 USD ($)	Apr. 28, 2023 USD ($)	Apr. 22, 2023 USD ($)	Apr. 11, 2023 USD ($) shares	Jan. 27, 2023 USD ($) shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 22, 2022 USD ($)	Aug. 16, 2022 $ / shares shares	Jul. 02, 2022 USD ($) $ / shares shares	Jun. 15, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($) $ / shares shares	May 05, 2022 USD ($)	May 05, 2022 USD ($)	Apr. 05, 2022 USD ($) $ / shares shares	Mar. 24, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) shares	Dec. 01, 2021 USD ($) $ / shares shares	Nov. 01, 2021 USD ($) $ / shares shares	Nov. 01, 2021 USD ($) $ / shares shares	Oct. 21, 2021 USD ($)	Jul. 30, 2021 USD ($) $ / shares shares	Jun. 10, 2021 ft²	May 12, 2021 USD ($) $ / shares shares	May 12, 2021 USD ($) $ / shares shares	May 05, 2021 USD ($)	Apr. 26, 2021 USD ($)	Apr. 26, 2021 USD ($)	Jun. 30, 2023 USD ($) shares	Apr. 30, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 21, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2017 USD ($) shares	Feb. 28, 2023 USD ($)	Nov. 01, 2022 USD ($)	Sep. 02, 2022 USD ($)	Aug. 11, 2022 USD ($)	Jul. 30, 2022	Jul. 29, 2022 USD ($)	Jul. 01, 2022 shares	Jun. 10, 2022 USD ($) shares	May 24, 2022 USD ($) shares	Jan. 01, 2022 USD ($) shares	Sep. 15, 2020	Feb. 29, 2020 USD ($)	Sep. 30, 2017 USD ($)
Marketable Securities, Unrealized Gain (Loss)
Bad debts																																																6,795					$ 8,333,687
Accounts receivable written off																															$ 74,860												74,860				$ 80,979	74,860			$ 74,860		163,479			80,979
Proceeds from related party debt
Notes payable																															74,579												74,579				359,184	74,579			74,579		104,696			359,184
Amortization of debt discount
Proceeds from convertible debt
Number of shares issued, value																																											47,382	$ 16,650	935,662	$ 148,560							4,915,931			20,528,299
Proceeds from sale of common stock																																																64,032		829,663			4,472,219			19,005,323
Principal balance
Settlement expense
Derivative liabilities, current
Derivative expense
Financing lease payable
Operating lease, liability																															1,990,312												1,990,312					1,990,312			1,990,312		4,022,120
Operating right-of-use asset, net																															1,685,802												1,685,802				4,948,393	1,685,802			1,685,802		$ 3,623,078			$ 4,948,393
Gain on lease modification
Gain on lease modification
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares								172,149
Warrants exercisable | $ / shares								$ 28.50
Number of shares issued | shares								172,149
Theralink Technologies Inc [Member]
Marketable Securities, Unrealized Gain (Loss)																																											100		5,500						2,900	$ 8,600			$ 7,300		$ 100
Marketable Securities																															800												800					800			800				3,700		11,000
Bad debts																																																			10,172				39,426
Accounts receivable written off																															14,000												14,000					14,000			14,000				3,832					$ 3,828
Number of warrants issued | shares					298,571,429	16,393,443
Principal balance				$ 17,961,798	$ 17,961,798	$ 17,961,798																									8,986,605												8,986,605					8,986,605			8,986,605				2,475,000
Annual interest rate				10.00%	10.00%	10.00%
Proceeds from related party debt																																																			677,562	1,900,000			400,000		100,000
Notes payable																															40,000												40,000					40,000			40,000				40,000
Accrued interest																															43,840												43,840					43,840			43,840				38,440		31,240
Convertible long term notes payable																																																							446,281
Net of discount																															3,799,271												3,799,271					3,799,271			3,799,271				2,028,719
Amortization of debt discount																																																			10,656,131	501,432			738,521		64,981
Proceeds from convertible debt																																																			2,950,011	2,425,000			2,475,000
Related party convertible debt																															10,496,997												10,496,997					10,496,997			10,496,997				2,752,095		64,981
Proceeds from intial public offerings					$ 950,000
Offering costs																																																							27,270
Number of shares issued, value
Dividends payable						$ 33,315
Proceeds from sale of common stock																																																									1,350,000
Long term debt and lease obligations						$ 250,000
Warrants issued | shares																																																							1,888,813,005
Outstanding principal					$ 1,045,000
Principal balance																																																			(5,434,447)						227,294
Interest payable							$ 200,000																								5,187,334												5,187,334					5,187,334			5,187,334				446,281
Settlement expense							$ 200,000																																												200,000
Agreement description					Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Second Offering, and (ii) issue to Gunnar additional PA Warrants on the terms identical to the Warrants sold in the Second Offering in an amount equal to 10% of the New Debentures sold to Second Closing Purchasers.
Derivative liabilities, current																															33,484,450												33,484,450					33,484,450			33,484,450
Derivative liabilities			$ 326,630
Derivative expense			10,995,763																																								11,482,036								(16,442,350)
Amortization of debt discount																																																			10,651,615	501,432
Financing lease payable																																																			39,862	35,242			47,730
Depreciation expense financing ROU asset																																											11,592		$ 11,593						34,776	34,777			46,369		46,368
Operating discount rates																																	8.00%
Operating lease, liability																															1,164,538												1,164,538					1,164,538			1,164,538				1,183,312		176,893
Operating right-of-use asset, net																															1,117,169												1,117,169					1,117,169			1,117,169				1,154,861		168,664
Gain on lease modification																																																				8,229
Operating office lease																															$ 1,212,708												$ 1,212,708					$ 1,212,708			1,212,708				1,212,708		231,337
Operating lease cost																																																			157,762	151,180
Base lease cost																																																			108,206	86,677			155,184		66,268
Lease other expense																																																			$ 49,556	$ 64,503
Operating office lease																																																							1,212,708		231,337
Gain on lease modification																																																							8,229
Base lease cost																																																							115,823		64,454
Lease other expense																																																							39,361		1,814
Theralink Technologies Inc [Member] | Accounting Standards Update 2016-02 Cumulative Effect, Period of Adoption [Member]
Operating discount rates																																	8.00%																																						12.00%
Operating lease, liability																																	$ 176,893																																						$ 231,337
Operating right-of-use asset, net																																	168,664
Gain on lease modification																																	8,229
Operating office lease																																	1,212,708
Operating office lease																																	1,212,708																																						$ 231,337
Gain on lease modification																																	$ 8,229
Theralink Technologies Inc [Member] | Parties [Member]
Principal balance													$ 100,000	$ 100,000
Annual interest rate													1.00%	1.00%
Maturity date													May 05, 2024
Proceeds from related party debt													$ 250,000
Notes payable																																																							350,000
Accrued interest																																																							2,474
Interest rate													2.00%
Parties increased the principal amount													$ 350,000
Theralink Technologies Inc [Member] | New Related Party Debentures [Member]
Number of warrants issued | shares				44,314,286		157,142,857
Principal balance			141,000		$ 831,922	$ 8,837,284
Annual interest rate						10.00%
Maturity date						Nov. 29, 2023
Conversion price | $ / shares						$ 0.003
Net of discount						$ 50,000
Debt instrument description						Notwithstanding the preceding, holders of New Related Party Debentures and April 2023 Related Party Debenture shall have the right to require satisfaction of up to 40% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. Investors that are exchanging securityholders shall have the right to require satisfaction of up to 10% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing.
Related party convertible debt						$ 550,000
Warrant coverage percentage				100.00%		100.00%
Proceeds from intial public offerings				$ 141,000		$ 412,092
Commission payable						58,200
Offering costs						$ 29,708
Debt percent						70.00%
Debt default percent						50.00%
Proceeds from sale of common stock						$ 5,000,000
Derivative liabilities, current						$ 13,149,369
Theralink Technologies Inc [Member] | New Related Party Debentures [Member] | Convertible Debt Securities [Member]
Conversion price | $ / shares						$ 0.003
Offering price percent						70.00%
Theralink Technologies Inc [Member] | New Related Party Debenture [Member]
Principal balance				155,100
Theralink Technologies Inc [Member] | New Debentures [Member]
Principal balance						$ 7,231,894
Annual interest rate						10.00%
Maturity date						Nov. 29, 2023
Conversion price | $ / shares						$ 0.003
Net of discount			14,100
Debt instrument description						Notwithstanding the preceding, holders of New Debentures shall have the right to require satisfaction of up to 40% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. Investors that are exchanging securityholders shall have the right to require satisfaction of up to 10% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing.
Debt percent						70.00%
Debt default percent						50.00%
Derivative liabilities, current					1,360,566	$ 12,742,548
Derivative expense			185,630
Theralink Technologies Inc [Member] | Private Placement [Member]
Annual interest rate						10.00%
Theralink Technologies Inc [Member] | Minimum [Member]
Finance lease, discount rate																															8.00%												8.00%		8.00%			8.00%		8.00%	8.00%	8.00%
Theralink Technologies Inc [Member] | Maximum [Member]
Finance lease, discount rate																															15.00%												15.00%		15.00%			15.00%		15.00%	15.00%	15.00%
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Number of warrants issued | shares						63,897,764
Annual interest rate																								8.00%											8.00%
Warrants exercisable | $ / shares						$ 0.003																		$ 0.00313											$ 0.00313
Aggregate investment amount																								$ 957,192
Warrants issued | shares																								63,897,764											63,897,764
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Annual interest rate																																																																						8.00%
Debt Instrument, Convertible, Beneficial Conversion Feature																																																										$ 2,000,000
Theralink Technologies Inc [Member] | Gunnar [Member]
Commission payable					95,000
Legal fees payable					7,500
Theralink Technologies Inc [Member] | Note [Member]
Warrants and rights outstanding															$ 89,815
Theralink Technologies Inc [Member] | Warrant [Member] | New Related Party Debentures [Member]
Derivative instruments liabilities			$ 141,000		2,192,488	$ 21,986,653
Theralink Technologies Inc [Member] | Warrant [Member] | New Debentures [Member]
Derivative instruments liabilities						$ 19,974,442
Theralink Technologies Inc [Member] | Warrant [Member] | Private Placement [Member]
Number of shares issued | shares																																																	16,000,000
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member]
Number of warrants issued | shares						385,441,138
Warrants exercisable | $ / shares						$ 0.003
Shares price | $ / shares						0.003
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Minimum [Member]
Warrants exercisable | $ / shares						0.00366
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Maximum [Member]
Warrants exercisable | $ / shares						$ 0.00476
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Series F Preferred Stock [Member]
Number of warrants issued | shares						63,897,764
Warrants exercisable | $ / shares						$ 0.003
Shares price | $ / shares						$ 0.003
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member]
Principal balance						$ 3,564,937
Accrued interest						$ 120,750
Warrants exercisable | $ / shares																					$ 0.00366	$ 0.00366
Warrants and rights outstanding																					$ 990,048	$ 990,048
Interest payable						15.00%
Dividends payable						$ 464,992
Outstanding principal						3,564,937
Principal balance																																																			$ 1,768,379
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | New Related Party Debentures [Member]
Principal balance						4,860,255
Related party convertible debt				14,100		589,505
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | New Debentures [Member]
Principal balance						$ 1,860,974
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Series F Preferred Stock [Member]
Number of shares issued | shares						500
Number of shares issued, value						$ 1,000,000
Dividends payable						33,315
Outstanding principal						$ 1,000,000
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Series E Preferred Stock [Member]
Interest payable						15.00%
Number of shares issued | shares						1,000
Number of shares issued, value						$ 2,000,000
Dividends payable						66,630
Outstanding principal						$ 2,000,000
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement [Member]
Principal balance																																																							375,000						$ 120,000		$ 375,000
Annual interest rate																																																													8.00%		8.00%
Notes payable																																																							375,000
Accrued interest																																																							4,110
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement [Member] | Jeffrey Busch [Member]
Principal balance																																																							275,000										$ 125,000
Annual interest rate																																																																	8.00%
Notes payable																																																							275,000
Accrued interest																																																							2,683
Theralink Technologies Inc [Member] | Second Demand Promissory Note Agreement [Member] | Jeffrey Busch [Member]
Principal balance																																																														$ 150,000			$ 150,000
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement One [Member]
Principal balance																																																							350,000						$ 120,000	$ 350,000
Annual interest rate																																																														8.00%
Notes payable																																																							350,000
Accrued interest																																																							$ 2,148
Theralink Technologies Inc [Member] | Securities Exchange Agreements [Member]
Warrants issued | shares						2,608,654,988
Warrant reason for issuing, descriptions						The New Related Party Warrants and April 2023 Related Party Warrant are exercisable for five years and six months from the earlier of the maturity date of the New Related Party Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the New Related Party Warrant and April 2023 Related Party Warrant, the price per share at which the Qualified Offering is made (“Qualified Offering Price”), or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the New Related Party Warrants and April 2023 Related Party Warrant within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Theralink Technologies Inc [Member] | Securities Exchange Agreements [Member] | New Debentures [Member]
Warrants issued | shares						2,567,601,521
Theralink Technologies Inc [Member] | Securities Exchange Agreements [Member] | Warrant [Member]
Warrant reason for issuing, descriptions																																																			in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Theralink Technologies Inc [Member] | Demand Promissory Notes [Member]
Principal balance																																																															$ 589,505
Annual interest rate																																																							10.00%							10.00%	10.00%
Outstanding principal						$ 669,992																																																								$ 1,046,167	$ 4,860,255
Theralink Technologies Inc [Member] | Demand Promissory Notes [Member] | New Debentures [Member]
Principal balance						$ 427,256
Theralink Technologies Inc [Member] | Share Exchange Agreement [Member] | Warrant [Member] | Convertible Debt [Member]
Number of warrants issued | shares						566,406,072
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member]
Principal balance						$ 3,275,631
Interest payable						15.00%
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member] | New Debentures [Member]
Number of warrants issued | shares						801,428,569
Annual interest rate						10.00%
Net of discount						$ 255,000
Warrant coverage percentage						100.00%
Proceeds from intial public offerings						$ 2,095,288
Commission payable						296,800
Offering costs						$ 157,912
Interest payable						15.00%
Dividends payable						$ 242,736
Warrant reason for issuing, descriptions						The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Principal balance																																																			$ 1,949,909
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member] | Series C One Preferred Stock [Member] | New Debentures [Member]
Number of shares issued | shares						902
Number of shares issued, value						$ 372,303
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member] | Series C Two Preferred Stock [Member] | New Debentures [Member]
Number of shares issued | shares						3,037
Number of shares issued, value						$ 1,245,935
Theralink Technologies Inc [Member] | Placement Agency Agreement [Member]
Number of warrants issued | shares																															124,489,795												124,489,795					124,489,795			124,489,795
Agreement description						In connection with the Initial Closing of the private placement, the Company and Joseph Gunnar & Co. LLC, a U.S. registered broker-dealer (“Gunnar”), entered into a placement agency agreement (the “Placement Agency Agreement”), pursuant to which Gunnar agreed to act as the placement agent for the Offering (the “Placement Agent”). Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Offering, and (ii) issue to Gunnar warrants (the “PA Warrants”) on the terms identical to the Warrants sold in the Offering in an amount equal to 10% of the Underlying Securities sold to investors.
Theralink Technologies Inc [Member] | Promissory Note Agreement [Member]
Maturity date	Apr. 28, 2024	Apr. 28, 2024
Accrued interest																															$ 1,718												$ 1,718					$ 1,718			$ 1,718
Net of discount	$ 10,000	$ 10,000
Proceeds from issuance of debt	100,000																												$ 100,000
Outstanding principal	$ 110,000																														$ 110,000												110,000					110,000			110,000
Interest rate	10.00%
Maturity date																															May and June 2024
Theralink Technologies Inc [Member] | Promissory Note Agreement [Member] | Jeffrey Busch [Member]
Principal balance																							$ 150,000						$ 100,000	$ 100,000
Annual interest rate																							1.00%						1.00%	1.00%
Maturity date																													Apr. 01, 2022
Proceeds from related party debt																							$ 150,000						$ 100,000
Notes payable																																																									100,000
Accrued interest																																																									428
Interest rate																							1.00%						1.00%	1.00%
Theralink Technologies Inc [Member] | Subsequent Offering [Member]
Securities balance		1,000,000		$ 1,000,000																											$ 1,000,000												1,000,000					1,000,000			1,000,000
Theralink Technologies Inc [Member] | Promissory Note Agreement One [Member]
Accrued interest																															3,126												3,126					3,126			3,126
Net of discount	$ 34,285
Amortization of debt discount																																																			4,516
Proceeds from sale of common stock	$ 342,681
Outstanding principal																															376,966												376,966					376,966			376,966
Interest rate	10.00%
Theralink Technologies Inc [Member] | Note Agreement [Member]
Principal balance																																																							$ 1,000																	$ 1,000
Annual interest rate																																																																								33.30%
Accrued interest																																																							1,689
Theralink Technologies Inc [Member] | Lease Agreement [Member]
Lessee operating lease description																																							The lease is for a period of 61 months, with an option to extend, commencing in February 2020 and expiring in February 2025.
Theralink Technologies Inc [Member] | Lease Agreement [Member] | First Year [Member]
Monthly base rent																																							$ 4,878
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Second Year [Member]
Monthly base rent																																							5,026
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Third Year [Member]
Monthly base rent																																							5,179
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Fourth Year [Member]
Monthly base rent																																							5,335
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Fifth Year [Member]
Monthly base rent																																							$ 5,495
Theralink Technologies Inc [Member] | Lease Amendment [Member]
Rentable square feet | ft²																									4,734
Monthly rent, description																									the Company must pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen
Theralink Technologies Inc [Member] | Convertible note [Member]
Warrants exercisable | $ / shares																										$ 0.00313	$ 0.00313
Aggregate investment amount																										$ 984,200
Warrants issued | shares																										63,897,764	63,897,764
Theralink Technologies Inc [Member] | Convertible note [Member] | Securities Purchase Agreement [Member] | Series F Preferred Stock [Member]
Outstanding principal						$ 33,315
Theralink Technologies Inc [Member] | Convertible note [Member] | Demand Promissory Note Agreement One [Member]
Annual interest rate																																																													8.00%	8.00%
Theralink Technologies Inc [Member] | Note [Member]
Principal balance															$ 100,000																																								100,000
Annual interest rate															8.00%
Maturity date											Apr. 01, 2027				Apr. 01, 2027
Conversion price | $ / shares											$ 0.00476	$ 0.00476
Notes payable											$ 1,000,000	$ 1,000,000
Accrued interest											20,110	20,110
Convertible long term notes payable											834,803	834,803
Net of discount																																																							165,197
Warrants exercisable | $ / shares															$ 0.00476
Aggregate investment amount											1,000,000
Warrants and rights outstanding											$ 178,449	$ 178,449
Proceeds from issuance of debt																$ 100,000
Accrued interest																																																							3,901
Warrants to purchase price | $ / shares											$ 0.20	$ 0.20
Interest rate											110.00%	110.00%			110.00%
Interest rate															10.00%
Theralink Technologies Inc [Member] | Demand Promissory Notes [Member] | Securities Purchase Agreement [Member]
Principal balance																																																														$ 4,150,000
Annual interest rate				10.00%																																																										10.00%
Accrued interest																																																														$ 120,750
Interest payable						15.00%
Theralink Technologies Inc [Member] | Second November Two Thousnad And Twenty One Notes [Member] | Securities Purchase Agreement [Member]
Accrued interest																																																							34,520
Convertible long term notes payable																																																							69,417
Net of discount																																																							430,583
Principal balance																																																							500,000
Theralink Technologies Inc [Member] | Exchanged Convertible Notes [Member] | Securities Exchange Agreement [Member]
Principal balance						$ 2,675,000
Accrued interest						173,375
Theralink Technologies Inc [Member] | Related Party Debenture And New Debentures [Member]
Derivative instruments liabilities					$ 2,192,488	41,961,095
Theralink Technologies Inc [Member] | Related Party Debenture And New Debentures [Member] | Exchange Agreements [Member]
Net of discount																															3,718,288												3,718,288					3,718,288			3,718,288
Extinguishment of debt,amount						$ 1,724,489
Theralink Technologies Inc [Member] | Notes Payable [Member] | Note Agreement [Member]
Principal balance																															1,000												1,000					1,000			1,000				1,689																	$ 1,000
Annual interest rate																																																																								33.30%
Accrued interest																															1,937												1,937					1,937			$ 1,937
Theralink Technologies Inc [Member] | Investors [Member] | Securities Purchase Agreement [Member]
Proceeds from convertible debt																								$ 1,000,000											$ 1,000,000
Theralink Technologies Inc [Member] | Investors [Member] | Securities Purchase Agreement [Member] | Series F Preferred Stock [Member]
Net of discount																								957,192											957,192
Debt Instrument, Convertible, Beneficial Conversion Feature																								957,192
Aggregate investment amount																								957,192
Proceeds from convertible debt																								$ 42,808											$ 42,808
Interest rate																								8.00%											8.00%
Theralink Technologies Inc [Member] | Investors [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																			109,289,616
Warrants exercisable | $ / shares																										$ 0.00313	$ 0.00313
Fair value																										$ 984,200	$ 984,200
Proceeds from convertible debt																								$ 957,192											$ 957,192
Theralink Technologies Inc [Member] | Investors [Member] | Securities Exchange Agreements [Member] | Warrant [Member]
Warrant reason for issuing, descriptions																																																			in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Theralink Technologies Inc [Member] | Investors [Member] | Securities Purchase Agreement Second November Two Thousand Twenty One [Member] | Warrant [Member]
Aggregate investment amount																					500,000
Theralink Technologies Inc [Member] | Investors [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares																																																																			10,504,202
Principal balance																					$ 1,000,000	$ 1,000,000				$ 1,000,000	$ 1,000,000
Annual interest rate											8.00%	8.00%									8.00%	8.00%				8.00%	8.00%
Maturity date																					Nov. 01, 2026	Nov. 01, 2026				May 12, 2026	May 12, 2026
Conversion price | $ / shares																										$ 0.00313	$ 0.00313
Notes payable									$ 250,000		$ 250,000	$ 250,000																																											1,000,000		1,000,000										$ 250,000	$ 250,000
Accrued interest																																																							20,164		6,575
Convertible long term notes payable																																																							267,521		64,981
Net of discount																																																							732,479
Debt Instrument, Convertible, Beneficial Conversion Feature																										$ 15,800	$ 15,800
Amortization of debt discount																										$ 1,000,000	$ 1,000,000
Accrued interest																																																									$ 19,142
Proceeds from convertible debt											$ 1,000,000	$ 1,000,000
Interest rate																					110.00%	110.00%				110.00%	110.00%
Interest rate increase decrease											10.00%										10.00%						10.00%
Theralink Technologies Inc [Member] | Investors [Member] | Convertible note [Member] | Securities Purchase Agreement [Member] | First Tranche [Member]
Proceeds from related party debt																																					$ 333,334
Theralink Technologies Inc [Member] | Investors [Member] | Convertible note [Member] | Securities Purchase Agreement [Member] | Second Tranche [Member]
Proceeds from related party debt																																				$ 333,333
Theralink Technologies Inc [Member] | Investors [Member] | Convertible note [Member] | Securities Purchase Agreement [Member] | Third Tranche [Member]
Proceeds from related party debt																																		$ 333,333
Theralink Technologies Inc [Member] | Investors [Member] | Convertible note [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																										63,897,764	63,897,764
Theralink Technologies Inc [Member] | Investors [Member] | Convertible note [Member] | Securities Purchase Agreement June Two Thousand Twenty Two [Member]
Principal balance										$ 50,000
Annual interest rate										8.00%
Maturity date										Apr. 01, 2027
Conversion price | $ / shares										$ 0.00476
Notes payable																																																							50,000
Accrued interest																																																							1,173
Convertible long term notes payable																																													$ 44,438					$ 44,438		$ 44,438
Net of discount																																																							5,562
Warrants exercisable | $ / shares										$ 0.00476
Warrants and rights outstanding										$ 5,924
Proceeds from issuance of debt										$ 50,000
Interest rate										20.00%	20.00%	20.00%
Interest rate increase decrease										10.00%
Theralink Technologies Inc [Member] | Investors [Member] | Note One [Member] | Securities Purchase Agreement [Member]
Principal balance																					$ 334,000	$ 334,000
Theralink Technologies Inc [Member] | Investors [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal balance																				$ 333,000
Theralink Technologies Inc [Member] | Investors [Member] | Note Three [Member] | Securities Purchase Agreement [Member]
Principal balance																																																																					$ 333,000
Theralink Technologies Inc [Member] | Investors [Member] | June Twenty Twenty Two Note [Member] | Securities Purchase Agreement June Two Thousand Twenty Two [Member]
Interest rate										110.00%
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Principal balance																																																							425,000
Annual interest rate																																8.00%
Maturity date																																Apr. 01, 2027
Conversion price | $ / shares																																$ 0.00476
Accrued interest																																																							15,710
Convertible long term notes payable																																																							120,808
Net of discount																																																							304,192
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Principal balance																																$ 425,000
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant One [Member]
Number of warrants issued | shares											10,504,202	10,504,202			4,201,681						18,251,367	18,251,367										17,857,144																																		10,504,202	10,504,202	10,504,202
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant Two [Member]
Number of warrants issued | shares																				18,196,722
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant Three [Member]
Number of warrants issued | shares																																																																					18,196,722
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement June Two Thousand Twenty Two [Member] | Warrant One [Member]
Number of warrants issued | shares										2,100,840
Theralink Technologies Inc [Member] | Investor [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Aggregate investment amount																					$ 1,000,000	$ 1,000,000
Theralink Technologies Inc [Member] | Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Aggregate investment amount																																$ 335,593
Theralink Technologies Inc [Member] | Investor [Member] | Note [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of debt																																$ 425,000
Theralink Technologies Inc [Member] | First Investor [Member] | Warrant [Member]
Number of warrants issued | shares																					38,775,510	38,775,510
Theralink Technologies Inc [Member] | First Investor [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares																		136,612,022
Principal balance																		$ 500,000																																					500,000
Annual interest rate																		8.00%
Conversion price | $ / shares																		$ 0.00366
Accrued interest																																																							26,959
Convertible long term notes payable																																																							72,081
Net of discount																																																							427,919
Proceeds from convertible debt																		$ 500,000
Theralink Technologies Inc [Member] | First Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																		136,612,022			218,579,234	218,579,234
Fair value																			$ 22,429		$ 34,620	$ 34,620
Fair value																		$ 498,428
Theralink Technologies Inc [Member] | First Investor [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Principal balance																																																							1,000,000
Accrued interest																																																							20,164
Net of discount																																																							859,907
Debt instrument description																			Upon the approval of the Third November 2021 Investor, the Company modified the terms of the Third November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Third November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Third November 2021 Notes		the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes	the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes.
Theralink Technologies Inc [Member] | First Investors [Member] | Securities Purchase Agreement [Member]
Convertible long term notes payable																																																							69,417
Theralink Technologies Inc [Member] | First Investors [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Convertible long term notes payable																																																							140,093
Theralink Technologies Inc [Member] | Matthew Schwartz [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Convertible long term notes payable																																																							18,959
Net of discount																																																							81,041
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares																	136,612,022
Principal balance																	$ 500,000																																						500,000
Annual interest rate																	8.00%				8.00%	8.00%
Conversion price | $ / shares																	$ 0.00366			$ 0.00366
Accrued interest																																																							26,520
Convertible long term notes payable																																																							71,221
Net of discount																																																							428,779
Proceeds from convertible debt																	$ 500,000			$ 500,000
Debt conversion description																					The Company shall not effect the conversion of any of the Second November 2021 Notes held by the Second November 2021 Investor, and the Second November 2021 Investor shall not have the right to convert any of the Second November 2021 Notes and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by written notice from the Second November 2021 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice)
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																	136,612,022		109,289,616	27,322,406
Fair value																			$ 22,429
Fair value																	$ 498,428			$ 495,560
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member] | Warrant One [Member]
Number of warrants issued | shares																					13,661,203	13,661,203
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member] | Warrant Two [Member]
Number of warrants issued | shares																					13,661,203	13,661,203
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement Second November Two Thousand Twenty One [Member] | Warrant [Member]
Aggregate investment amount																						$ 500,000
Theralink Technologies Inc [Member] | Second Investor [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Debt instrument description																			the Company modified the terms of the Second November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Second November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Second November 2021 Notes.
Theralink Technologies Inc [Member] | Second Investor [Member] | Note One [Member] | Securities Purchase Agreement [Member]
Principal balance																					$ 250,000	$ 250,000
Theralink Technologies Inc [Member] | Second Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal balance																				$ 250,000
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member]
Principal balance																																																							500,000
Annual interest rate																				8.00%	8.00%	8.00%
Maturity date																					Nov. 01, 2026
Conversion price | $ / shares																					$ 0.00366	$ 0.00366
Accrued interest																																																							34,411
Convertible long term notes payable																																																							69,417
Net of discount																																																							430,583
Proceeds from convertible debt																				$ 500,000	$ 500,000
Principal balance																																																							500,000
Interest rate increase decrease																					10.00%
Interest rate																					110.00%	110.00%
Debt conversion description																					The Company shall not effect the conversion of any of the Third November 2021 Notes held by the Third November 2021 Investor, and the Third November 2021 Investor shall not have the right to convert any of the Third November 2021 Notes and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by written notice from the Third November 2021 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice)
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																			109,289,616		27,322,406	27,322,406
Principal balance																					$ 250,000	$ 250,000
Fair value																			$ 22,429
Aggregate investment amount																					500,000	500,000
Fair value																					$ 495,560	$ 495,560
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member] | Warrant One [Member]
Number of warrants issued | shares																					13,661,203	13,661,203
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member] | Warrant Two [Member]
Number of warrants issued | shares																				13,661,203
Theralink Technologies Inc [Member] | Third Investor [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Debt instrument description																			Upon the approval of the Third November 2021 Investor, the Company modified the terms of the Third November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Third November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Third November 2021 Notes.
Theralink Technologies Inc [Member] | Third Investor [Member] | Note One [Member] | Securities Purchase Agreement [Member]
Principal balance																					$ 250,000	$ 250,000
Theralink Technologies Inc [Member] | Third Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal balance																				$ 250,000
Theralink Technologies Inc [Member] | July Investor [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares									2,100,840
Annual interest rate									8.00%
Maturity date									Apr. 01, 2027
Conversion price | $ / shares									$ 0.00476
Accrued interest																																																							953
Convertible long term notes payable																																																							43,337
Net of discount																																																							6,663
Principal balance																																																							50,000
Theralink Technologies Inc [Member] | July Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Principal balance									$ 50,000
Theralink Technologies Inc [Member] | July Investor [Member] | Securities Purchase Agreement [Member] | Note [Member]
Proceeds from issuance of debt									50,000
Theralink Technologies Inc [Member] | July Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Aggregate investment amount									$ 7,037
Theralink Technologies Inc [Member] | Placement Agent [Member] | Warrant [Member] | Convertible Debt [Member]
Number of warrants issued | shares																	16,393,443
Warrants exercisable | $ / shares						$ 0.003
Theralink Technologies Inc [Member] | Accredited Investors [Member] | Securities Exchange Agreement [Member] | New Debentures [Member]
Principal balance						$ 2,805,000
Theralink Technologies Inc [Member] | Gunnar [Member] | Placement Agency Agreement [Member]
Number of warrants issued | shares						124,489,795
Commission payable						$ 305,000
Legal fees payable						50,000
Payments for Other Fees						$ 50,000
Theralink Technologies Inc [Member] | Jeffrey Busch [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member]
Principal balance																							$ 150,000					$ 350,000	$ 100,000	$ 100,000	350,000												350,000					350,000			$ 350,000				350,000
Annual interest rate																												1.00%	1.00%	1.00%
Accrued interest																															5,091												5,091					5,091			5,091				2,474
Proceeds from issuance of debt																												$ 250,000	$ 100,000																									$ 150,000
Debt interest rate																							1.00%							1.00%
Original amount														$ 100,000
Contingent conversion accrued interest																															4,219												4,219					4,219			4,219
Theralink Technologies Inc [Member] | Jeffrey Busch [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member] | Maximum [Member]
Annual interest rate																												2.00%
Theralink Technologies Inc [Member] | Douglass T Mergenthaler [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member]
Principal balance		$ 110,000																													110,000												110,000					110,000			110,000
Accrued interest																															$ 1,718												$ 1,718					$ 1,718			$ 1,718
Theralink Technologies Inc [Member] | Douglass T Mergenthaler [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member] | Maximum [Member]
Annual interest rate		10.00%
Theralink Technologies Inc [Member] | Second And Third Investor [Member] | Securities Purchase Agreement [Member]
Accrued interest																																																							34,520
Net of discount																																																							430,583
Principal balance																																																							500,000
Theralink Technologies Inc [Member] | Second And Third Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																			109,289,616
Fair value																			$ 22,429
Theralink Technologies Inc [Member] | Second And Third Investor [Member] | Convertible note [Member] | Securities Purchase Agreement [Member]
Debt instrument description																			the Company modified the terms of the Second November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Second November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Second November 2021 Notes.
Theralink Technologies Inc [Member] | Fourth Investor [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares																		136,612,022
Principal balance																		$ 500,000
Annual interest rate																		8.00%
Maturity date																		Nov. 01, 2026
Conversion price | $ / shares																		$ 0.00366
Accrued interest																																																							26,959
Convertible long term notes payable																																																							72,081
Net of discount																																																							427,919
Proceeds from convertible debt																		$ 500,000
Principal balance																																																							500,000
Interest rate increase decrease																		10.00%
Interest rate																		110.00%
Debt conversion description																		The Company shall not effect any conversion of the First January 2022 Note and the First January 2022 Investor shall not have the right to convert any amount of the First January 2022 Note and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by such First January 2022 Investor by written notice from the First January 2022 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice
Theralink Technologies Inc [Member] | Fourth Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																		136,612,022
Fair value																		$ 498,428
Theralink Technologies Inc [Member] | Fifth Investor [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares																	136,612,022
Principal balance																	$ 500,000
Annual interest rate																	8.00%
Maturity date																	Nov. 01, 2026
Conversion price | $ / shares																	$ 0.00366
Accrued interest																																																							26,520
Convertible long term notes payable																																																							71,221
Net of discount																																																							428,779
Proceeds from convertible debt																	$ 500,000
Principal balance																																																							500,000
Interest rate																	10.00%
Interest rate																	110.00%
Debt conversion description																	The Company shall not effect the conversion of any of the Second January 2022 Note held by the Second January 2022 Investor, and the Second January 2022 Investor shall not have the right to convert any of the Second January 2022 Note and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by such Second January 2022 Investor by written notice from the Second January 2022 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice
Theralink Technologies Inc [Member] | Fifth Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Number of warrants issued | shares																	136,612,022
Fair value																	$ 498,428
Theralink Technologies Inc [Member] | Sixth Investor [Member] | Securities Purchase Agreement [Member]
Annual interest rate																																8.00%
Maturity date																																Apr. 01, 2027
Conversion price | $ / shares																																$ 0.00476
Accrued interest																																																							15,710
Convertible long term notes payable																																																							120,808
Net of discount																																																							304,192
Interest rate																																110.00%																																110.00%
Principal balance																																																							425,000
Interest rate																																10.00%
Theralink Technologies Inc [Member] | Sixth Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Aggregate investment amount																																$ 425,000
Theralink Technologies Inc [Member] | Sixth Investor [Member] | Securities Purchase Agreement [Member] | Warrant One [Member]
Number of warrants issued | shares																																17,857,144
Theralink Technologies Inc [Member] | Sixth Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal balance																																$ 335,593
Theralink Technologies Inc [Member] | Sixth Investor [Member] | Note [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of debt																																$ 425,000
Theralink Technologies Inc [Member] | Seven Investor [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares									2,100,840
Annual interest rate									8.00%
Maturity date									Apr. 01, 2027
Conversion price | $ / shares									$ 0.00476
Accrued interest																																																							953
Convertible long term notes payable																																																							43,337
Net of discount																																																							6,663
Principal balance																																																							$ 50,000
Interest rate									10.00%
Theralink Technologies Inc [Member] | Seven Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Aggregate investment amount									$ 50,000
Theralink Technologies Inc [Member] | Seven Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal balance									7,037
Theralink Technologies Inc [Member] | Seven Investor [Member] | Note [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of debt									$ 50,000
Theralink Technologies Inc [Member] | First Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																										$ 379
Lessee operating lease term																																										60 months
Finance lease description																																										months commencing in November 2018 through October 2023
Financing lease payable																																										$ 16,065
Lessee operating lease description																																										months commencing in November 2018 through October 2023
Theralink Technologies Inc [Member] | Second Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																										$ 1,439
Lessee operating lease term																																										60 months
Finance lease description																																										months commencing in November 2018 through October 2023
Financing lease payable																																										$ 62,394
Lessee operating lease description																																										months commencing in November 2018 through October 2023
Theralink Technologies Inc [Member] | Third Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																									$ 1,496
Lessee operating lease term																																									60 months
Finance lease description																																									months commencing in March 2019 through February 2024
Financing lease payable																																									$ 64,940
Lessee operating lease description																																									months commencing in March 2019 through February 2024
Theralink Technologies Inc [Member] | Fourth Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																								$ 397
Lessee operating lease term																																								60 months
Finance lease description																																								months commencing in August 2019 through July 2024
Financing lease payable																																								$ 19,622
Finance lease term																																								60 months
Lessee operating lease description																																								months commencing in August 2019 through July 2024
Theralink Technologies Inc [Member] | Fifth Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																						$ 1,395
Lessee operating lease term																																						60 months
Finance lease description																																						months commencing in January 2020 through December 2025.
Financing lease payable																																						$ 68,821
Finance lease term																																						60 months
Lessee operating lease description																																						months commencing in January 2020 through December 2025
Amarantus Bio Science Holdings Inc [Member] | Theralink Technologies Inc [Member]
Stock Issued During Period, Shares, Acquisitions | shares																																																											1,000,000
Stock Issued During Period, Value, Acquisitions																																																											$ 40,980